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                                 April 30, 1998

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    CGM Capital Development Fund
               1933 Act File No. 2-16252
               1940 Act File No. 811-933

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CGM Capital Development Fund, a Massachusetts business trust (the "Trust") hereby certifies as follows:

        (1) the form of Prospectus and Statement of Additional Information for CGM Capital Development Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effecive Amendment No. 63 to the above referenced Registration Statement on Form N-1A (the "Registration Statement"), which constitutes the most recent amendment to the Registration Statement; and

        (2) the text of Post-Effective Amendment No. 63 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 24, 1998.

                                          Sincerely,

                                          CGM Capital Development Fund


                                       By /s/Frank N. Strauss
                                          --------------------
                                             Frank N. Strauss
                                             Treasurer


cc:     Robert L. Kemp
        Leslie A. Lake
        Jean O'Neil
        Edward T. O'Dell, P.C.
        Regina M. Pisa, P.C.